Consolidated Statements of Cash Flows Supplemental Data (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Elements
Interest paid, net of amounts capitalized	$ 104,819	$ 107,429	$ 78,462
Interest capitalized			2,793
Income taxes paid	$ 9,741	$ 8,431	$ 4,871